Share-Based Compensation (Successor) (Tables)	3 Months Ended
Mar. 31, 2026
Share-Based Compensation (Successor) [Abstract]
Schedule of Summarizes the RSU Activity

The following table summarizes the RSU activity for the Successor period from March 4, 2026 through March 31, 2026:

	RSUs	Weighted-average grant date fair value
Unvested as of beginning of period	—
Granted	1,535,250	$11.05
Vested and settled	—
Canceled/Forfeited	—
Unvested as of end of period	1,535,250	$11.05